Expense Example, No Redemption - Pioneer Global High Yield Fund	Mar. 01, 2021 USD ($)
Pioneer Global High Yield Fund: Class Y
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 92
Expense Example, No Redemption, 3 Years	300
Expense Example, No Redemption, 5 Years	525
Expense Example, No Redemption, 10 Years	1,173
Pioneer Global High Yield Fund: Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	561
Expense Example, No Redemption, 3 Years	814
Expense Example, No Redemption, 5 Years	1,087
Expense Example, No Redemption, 10 Years	1,864
Pioneer Global High Yield Fund: Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	205
Expense Example, No Redemption, 3 Years	634
Expense Example, No Redemption, 5 Years	1,088
Expense Example, No Redemption, 10 Years	2,348
Pioneer Global High Yield Fund: Class K
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	255
Expense Example, No Redemption, 5 Years	444
Expense Example, No Redemption, 10 Years	$ 990